[AXA EQUITABLE LOGO]	DARIN SMITH
Lead Director and
Associate General Counsel
(319) 573-2676
darin.smith@axa.us.com

October 2, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Selective Review Request

AXA Equitable Life Insurance Company

Separate Account No. 49 of AXA Equitable Life Insurance Company

Initial Registration Statement on Form N-4

File No. 811-07659

Commissioners:

On behalf of AXA Equitable Life Insurance Company (“AXA Equitable”), we are filing pursuant to the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940 (“1940 Act”), the above-referenced Registration Statement with respect to AXA Equitable’s Separate Account No. 49.

This Registration Statement relates to a new version of the Structured Capital Strategies®16 variable deferred annuity contract to be issued by AXA Equitable with variable investment options funded through AXA Equitable’s Separate Account 49. The contract will be offered and sold through AXA Equitable’s retail distribution channel. To this end, the principal underwriter of Separate Account 49, and the distributor of Structured Capital Strategies® contracts is AXA Advisors, Inc., which is an affiliate of AXA Equitable.

Structured Capital Strategies® is covered by AXA Equitable’s Form N-4 Registration Statement File No. 333-165395 and has been offered continuously since it became effective under the 1933 Act. It is intended that once the Registration Statement becomes effective, and subject to state approval, Structured Capital Strategies ® 16 will replace the old contract for new sales.

In reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), we hereby request selective review from the Commission and its Staff of the disclosure related to the principal differences in Structured Capital Strategies® 16 design as listed below. Except for the disclosure relating to the principal differences, the disclosure set forth in this initial N-4 Registration Statement is substantially similar to the disclosure that has been previously filed with the Commission and commented on by the Staff in relation to the Structured Capital Strategies® Registration Statement as recently as April 17, 2015.

The principal difference between the new Structured Capital Strategies® 16 version and the current Structured Capital Strategies® version is the addition of a new Annual Lock Segment Type (and one corresponding new Segment – S&P Annual Lock 5Yr - 10% buffer). Besides adding the new Segment Type, we have made a few other changes:

•	there will be two Segment Start Dates per month instead of one; (with the flexibility to offer Segments weekly)

•	two indices were replaced;

•	duplicative definitions were removed from the body of the prospectus;

•	flexibility was added to allow for new contract performance cap rates;

•	the time period during which an owner can elect Performance Cap Thresholds was shortened as was the their duration once elected; and

•	the extended free look period for failure to invest in a Segment is no longer available.

Please note that the prospectus contained in this N-4 Registration Statement is also being filed today in a separate registration statement on Form S-3 (the “S-3 Registration Statement”) by AXA Equitable. The S-3 Registration Statement relates to interests in the Structured Investment Option® (“SIO”) under the Structured Capital Strategies® 16 contracts to be offered by AXA Equitable.

We would like to have Structured Capital Strategies® 16 effective by December 1, 2015. Accordingly, we would greatly appreciate the Staff’s effort in providing us with comments before November 10, 2015, or as soon as practicable thereafter. We will file a Pre-Effective Amendment that will address any Staff comments to the prospectus. Also, we will provide any additional exhibits (including contract forms) that might be necessary.

Please contact the undersigned at (319) 573-2676 if you have any questions.

Very truly yours,

/s/ Darin Smith
Darin Smith